Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

14       Leases

(i)	Amounts recognized in Consolidated Financial Position:

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

	For the year ended December 31,
Right-of-use assets	2023	2022
Land, building and improvements	7,655	6,757
Plant and production equipment	2,246	2,031
Vehicles, furniture and fixtures	592	404
	10,493	9,192

Lease liabilities
Current	3,687	3,278
Non-current	10,294	5,531
	13,981	8,809

The evolution of right-of-use assets and lease liabilities during 2023 and 2022 are as follows:

Right-of-use assets	2023	2022
Balances at the beginning of the year	9,192	12,902
Additions	5,217	465
Contract modifications	(49)	(103)
Depreciation of the year	(3,203)	(4,577)
Translation differences and inflation adjustment	(664)	505
Balances at the end of the year	10,493	9,192

Lease liabilities	2023	2022
Balances at the beginning of the year	8,809	12,249
New contracts	5,336	482
Lease payments	(3,118)	(4,307)
Contract modifications	(49)	(103)
Leases financial cost	446	605
Translation differences and inflation adjustment	2,557	(117)
Balances at the end of the year	13,981	8,809

The maturity of lease liabilities is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2023	3,822	3,883	4,879	4,052	16,636
At December 31, 2022	3,576	1,022	2,192	3,890	10,680

The amounts disclosed in the table are the contracted undiscounted cash flows.

14       Leases (Cont.)

(ii)	Amounts recognized in Consolidated Statement of Income:

The Consolidated Statement of Income shows the following amounts relating to leases:

	For the year ended December 31,
	2023	2022	2021
Depreciation charge of right-of-use assets
Land, building and improvements	(2,730)	(3,966)	(3,514)
Plant and production equipment	(198)	(179)	(160)
Vehicles, furniture and fixtures	(275)	(432)	(480)
	(3,203)	(4,577)	(4,154)

Financial expenses (Leases financial cost)	(446)	(605)	(737)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(865)	(412)	(827)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(326)	(300)	(299)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(1,855)	(1,330)	(467)

(iii)	Variable lease payments

Some security equipment leases contain variable payment terms that are linked to passenger traffic. Variable lease payments that depend on passengers are recognized in profit or loss in the period in which the condition that triggers those payments occurs. A 10% increase in passenger traffic across airports in the Group with such variable lease contracts would increase total lease payments by approximately USD 185.5 as of December 31, 2023 (USD 133.0 and 67.1 as of December 31, 2022 and 2021 respectively).

(iv)	The Group as a lessor

As indicated in Note 2.P, leases and sub-concession of spaces are classified as operating leases. These revenues mainly refer to sub-concessions of commercial spaces (duty free shops, food and beverage services, retail stores) and advertising spaces, among others. Lease payments for some contracts include a minimum agreed upon amount and other variable lease payments by applying a percentage on lessors’ revenues, both of which are set forth in the lease agreements. Where considered necessary to reduce credit risk, the Group may obtain guarantees for the term of the lease.

Commercial revenues corresponding to variable income from lease or sub-concession of spaces that do not depend on an index or rate, for example determined on the basis of lessee’s sales or passenger traffic, correspond, as December 31, 2023, to a 42% of total revenues of leases and sub-concession of spaces (48% and 39% as of December 31, 2022 and 2021 respectively).

14       Leases (Cont.)

(iv)	The group as a lessor (Cont.)

Minimum lease payments receivable on leases and sub-concession of spaces with third parties at its airports facilities are as follows:

	At December 31,
	2023	2022	2021
Within 1 year	109,314	99,142	77,387
Between 1 and 5 years	266,875	241,115	175,409
Later than 5 years	160,059	136,344	42,082
Total	536,248	476,601	294,878